Non-current and current financial debts - Schedule of financial debts (Details) € in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 27, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,594,000,000	$ 4,541,000,000
Total current financial debts	145,000,000	107,000,000
Total financial debts	4,739,000,000	4,648,000,000
Local facilities (Japan), floating rate debt due 2025
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 28,000,000	0
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.75%
Total non-current financial debts	$ 498,000,000	497,000,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.375%			2.375%	2.375%
Total non-current financial debts	$ 549,000,000	527,000,000
Total financial debts	$ 553,000,000			$ 537,000,000	€ 500
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.00%
Total non-current financial debts	$ 994,000,000	994,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.60%					2.60%
Total non-current financial debts	$ 746,000,000	746,000,000
Total financial debts						$ 750,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.375%		5.375%
Total non-current financial debts	$ 693,000,000	692,000,000
Total financial debts			$ 700,000,000
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.80%
Total non-current financial debts	$ 494,000,000	494,000,000
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.75%		5.75%
Total non-current financial debts	$ 592,000,000	591,000,000
Total financial debts			$ 600,000,000
Revolving facility, floating rate due 2028
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0
Revolving facility, floating rate due 2026
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts		0
All others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	48,000,000	2,000,000
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	5,000,000	26,000,000
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	10,000,000	10,000,000
Total financial debts	10,000,000	10,000,000
Local facilities, Japan
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 82,000,000	$ 69,000,000